INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES

Note 6. INCOME TAXES

The income tax (benefit) provision consists of the following:

	Years ended December 31,
	2012	2011
Current:
Federal	$(383,861)	$477,591
State and local	(2,987)	82,285

	(386,848)	559,876

Deferred:
Federal	(283,944)	(126,069)
State and local	(117,722)	(11,171)

	(401,666)	(137,240
Change in valuation allowance	322,573	(5,796)

	(79,093)	(143,036)

(Benefit) provision for income taxes	$(465,941)	$416,840

The following is a reconciliation of the expected tax (benefit) expense on the U.S. statutory rate to the actual tax (benefit) expense reflected in the accompanying statement of operations:

	Years Ended December 31,
	2012	2011
U.S federal statutory rate	(34.00%)	34.00%
State and local taxes net of federal benefit	(3.63%)	3.63%
Permanent differences-tax penalties & other	(0.58%)	1.21%
Prior year under accrual	-	(1.35%)
Deferred tax adjustment	3.07%	-
Change in valuation allowance	15.62%	(0.49%)

Income tax (benefit) provision	(19.52%)	37.00%

As of December 31, 2012 and 2011, the Company's deferred tax assets and liabilities consisted of the effects of temporary differences attributable to the following:

	Years Ended December 31,
	2012	2011
Current deferred tax assets:
Net operating loss carryforwards	$222,130	$-
Reserves and allowances	28,599	45,157
Inventory	19,407	97,966
Accrued expenses and deferred income	9,670	10,196
Charitable contributions	1,317	-

Total current deferred tax assets	281,123
Valuation allowance	(3,808)

Total current deferred tax assets, net of valuation allowance	277,315	153,319

Deferred tax liabilities:
Section 481 (a) adjustment	(48,900)	-
Property and equipment	(6,285)	(10,282)

Total deferred tax liabilities	(55,185)	(10,282)

Net current deferred tax assets	222,130	143,037

Non-current deferred tax assets:
Net operating loss carryforwards	301,422	-
Stock-based compensation expense	475,847	458,504

Total non-current deferred tax assets	777,269	458,504
Valuation allowance	(777,269)	(458,504)

Total non-current deferred tax assets, net of valuation allowance	-	-

Net deferred tax assets	$222,130	$143,037

The Company was subject to federal tax liens for failure to timely pay federal corporate taxes for the year ended December 31, 2009. These tax liens, including interest and penalties amount to $281,236. The Company paid these amounts owed in full during the first quarter of 2012 and effective July 5, 2012, the federal liens were permanently released.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management has determined that a valuation allowance of $781,077 and $458,504 at December 31, 2012 and 2011, respectively, is necessary to reduce the deferred tax assets for the amounts that will likely not be realized. Should the factors underlying management's analysis change, future valuation adjustments to the Company's net deferred tax assets may be necessary.

At December 31, 2012 the Company had federal and state net operating losses of $1,159,036 and $2,354,117, respectively. These net operating losses expire in 2032. Utilization of our net operating loss may be subject to annual limitation due to ownership change limitations that may have occurred or that could occur in the future, as required by section 382 of the Internal Revenue Service Code of 1986, as amended (the "code") as well as similar state provisions. These ownership changes may limit the amount of NOL carryovers that can be utilized annually to offset future taxable income and tax respectively.

As required by the provisions of ASC 740, the Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more likely than not threshold, the amount recognized in the consolidated financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. The Company does not expect that unrecognized tax benefits will increase within the next twelve months. The Company recognizes accrued interest related to uncertain tax positions as interest and penalties in general and administrative expense. The Company had no material unrecognized tax benefits and no adjustments to its consolidated financial position, results of operations or cash flows were required. The Company files U.S. federal and state income tax returns. As of December 31, 2012, the Company's tax returns for Vapor Corp. remain subject to examination by tax authorities beginning with the tax return filed for the year ended December 31, 2009.